Acquisition and Divestitures of Oil and Gas Properties (Details) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 25, 2014	May. 01, 2014	May. 31, 2013	Apr. 01, 2013	Oct. 01, 2012	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May. 21, 2015	Mar. 05, 2014
Oil and gas properties
Proved						$ 3,527,182,000		$ 3,527,182,000		$ 3,398,146,000	$ 2,817,062,000
Additional disclosures
Cost of acquiring additional acreage and producing wells											620,112,000	$ 351,276,000
Proceeds from sale of other properties										1,400,000
Unaudited Pro forma information
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS						(599,106,000)	$ (6,904,000)	(792,789,000)	$ (93,169,000)	67,271,000	(359,574,000)	(156,597,000)
Other accounts receivable						16,758,000		16,758,000		22,193,000	1,090,000
Acquisition and transaction costs						$ 251,000	$ 2,483,000	$ 251,000	$ 2,611,000	4,129,000	11,803,000	14,884,000
PetroQuest | Exploration agreement
Unaudited Pro forma information
Undivided right, title and interest (as a percent)	50.00%
Cash consideration										3,000,000
Additional cash consideration										7,000,000
Additional non-interest consideration										14,000,000
Other accounts receivable										7,000,000
Pro Forma
Unaudited Pro forma information
Revenues and other											539,562,000	490,241,000
Net income (loss)											(340,400,000)	(129,885,000)
Preferred stock dividends											(15,589,000)	(26,000,000)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS											$ (355,989,000)	$ (155,885,000)
Net loss per common share - basic and diluted											$ 5.41	$ 2.60
Pine Prairie Disposition
Unaudited Pro forma information
Purchase price of subject to standard post-closing adjustments received in cash		$ (147,700,000)												$ (170,000,000)
Acquisition and transaction costs										4,100,000
2020 Senior Notes
Additional disclosures
Interest rate (as a percent)					10.75%								10.75%
2021 Senior Notes
Additional disclosures
Interest rate (as a percent)			9.25%										9.25%
Credit Facility | Pine Prairie Disposition
Unaudited Pro forma information
Repayment of debt		$ 131,000,000
Mandatorily redeemable convertible preferred units
Unaudited Pro forma information
Preferred stock dividends										(10,400,000)	$ (15,600,000)
Anadarko Basin Acquisition
Oil and gas properties
Proved			$ 417,750,000
Unevaluated			207,606,000
Total assets acquired			625,356,000
Asset retirement obligations			6,296,000								6,296,000
Total liabilities assumed			6,296,000
Net assets acquired			619,060,000
Additional disclosures
Revenue included in the statement of consolidated operations										$ 178,900,000	104,700,000
Unaudited Pro forma information
Acquisition and transaction costs											11,800,000
Anadarko Basin Acquisition | 2021 Senior Notes | Panther Energy LLC
Acquisition of Oil and Gas Properties
Purchase price, cash			618,000,000
Additional disclosures
Aggregate principal amount borrowed			$ 700,000,000
Interest rate (as a percent)			9.25%
Eagle Property Acquisition
Acquisition of Oil and Gas Properties
Purchase price, cash					$ 325,000,000
Oil and gas properties
Proved					419,549,000
Unevaluated					244,236,000
Commodity derivative contracts					8,453,000
Total assets acquired					672,238,000
Asset retirement obligations					2,662,000							$ 2,662,000
Deferred income tax liabilities					25,985,000						$ (727,000)	26,712,000
Total liabilities assumed					28,647,000
Net assets acquired					643,591,000
Additional disclosures
Revenue included in the statement of consolidated operations												28,400,000
Unaudited Pro forma information
Acquisition and transaction costs												$ 14,900,000
Eagle Property Acquisition | 2020 Senior Notes
Additional disclosures
Aggregate principal amount borrowed					$ 600,000,000
Interest rate (as a percent)					10.75%
Eagle Property Acquisition | Mandatorily redeemable convertible preferred units
Acquisition of Oil and Gas Properties
Purchase price, preferred shares					325,000
Liquidation value (in dollars per share)					$ 1,000
Other Property Acquisitions | Gulf Coast
Additional disclosures
Cost of acquiring additional acreage and producing wells				$ 3,400,000